Derivatives (Schedule Of Fair Value Of Derivative Assets And Liabilities) (Details) - Other Current Assets [Member] - Commodity Derivatives [Member] - Not Designated As Hedging Instrument [Member] - USD ($)
$ in Thousands
	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 16,383	$ 615
Derivative Liability, Fair Value, Gross Liability	2,310	4,527	[1]
Derivative Liability, Fair Value, Gross Asset	2,310	4,527	[1]
Derivative Asset, Fair Value, Gross Liability	2,310	615
Derivative Asset	14,073	0
Derivative Liability	$ 0	$ 0

[1]	These derivative liabilities have been funded with margin deposits recorded in our Consolidated Balance Sheets under Current Assets - Other in 2013.